Financial Liabilities at Amortized Cost - Schedule of Composition Saving Accounts and Time Deposits (Details) - CLP ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Schedule of Composition Saving Accounts and Time Deposits [Abstract]
Time deposits	$ 13,764,830	$ 14,979,565
Term savings accounts	374,593	355,725
Other term balances payable	205,800	202,906
Total	$ 14,345,223	$ 15,538,196